Borrowings (Schedule of long-term debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstract]
Credit facility	$ 299,709	$ 326,050
Current portion of long-term debt	(23,727)	(36,700)
Long term debt	$ 275,982	$ 289,350